UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and address of agent for service)

With Copies To:

Michael P. Malloy
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2023

Item 1. Reports to Stockholders.

(a)

Ultra-Short Duration Portfolio
Short Duration Portfolio

Semi-Annual Report
February 28, 2023

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Ultra-Short Duration Portfolio and Short Duration Portfolio (each a “Portfolio” and together the “Portfolios”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities, if any, during the most recent 12-month period ended June 30 is available by August 31 of the relevant year: (i) without charge, upon request, by calling the Trust at 1-800-342-5828; and (ii) on the SEC’s website at http://www.sec.gov.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust.
Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

On March 10th, our credit union shareholders were notified that the Board of Trustees of Trust for Credit Unions (“TCU”) approved a plan of liquidation and termination for the three Portfolios of the TCU mutual funds. The Portfolios discontinued accepting orders for the purchase of their shares on March 17th. On May 9th, any remaining balances in the funds will be liquidated by distributing to investors holding shares in any of the Portfolios their pro rata share of the proceeds in cash and all of the outstanding shares of the Portfolios will be redeemed.

The decision to close the TCU Portfolios was made in response to multiple external factors, including a fundamental shift in how the Ultra-Short Duration and Short Duration Portfolios were utilized by investors that was driven by recent accounting changes requiring mark-to-market treatment through the income statements, the credit union industry’s significantly tightened liquidity profile, declining asset levels in the Portfolios, direct investor feedback, and the overall market and interest rate environments. Similar to the external factors that led to the suspension and closure of TCU’s Government Money Market Portfolio when the Federal Reserve began paying interest on excess reserves, the Trustees recognize that the environment has changed for our bond Portfolios, impacting the value TCU can deliver to credit union investors.

The TCU Board of Trustees and other TCU business partners, including the 37 leading credit unions that comprise Callahan Credit Union Financial Services, LLLP and serve as the Administrator of TCU, as well as the Investment Advisor, ALM First, are proud of the value TCU has provided to its credit union shareholders over the past 35 years. The TCU Portfolios reached an all-time high of over $5 billion in total assets in April 2021, growing by over $1 billion in a single month as it provided competitive investment options to help credit unions manage excess liquidity. As interest rates began to rise in 2022 and credit unions’ liquidity profile tightened, the TCU Portfolios became an attractive source of liquidity relative to bonds held for Available for Sale with unrealized losses. Throughout even highly unusual market cycles such as those experienced in recent years, TCU has continued to perform as it was designed to, providing flexibility and next-day liquidity for credit unions.

TCU has served as a leading example of the innovation and value that can be delivered through collaboration since its launch in 1988. The 20 credit unions that provided the seed funding for TCU enabled hundreds of credit unions to benefit from the investment resources and expertise provided by the Portfolios. As the first, largest, and longest running family of mutual funds created by and for credit unions, TCU’s legacy is one to be celebrated.

I want to thank the members of the Board of Trustees for their guidance and service over the past 35 years. TCU has been fortunate to work with outstanding business partners over the years that have enthusiastically supported this venture and its work with credit unions. I thank them for their contributions to our success.

Most importantly, thank you to our credit union investors for their support of TCU since 1988. Our investors’ commitment to collaboration allowed TCU to deliver greater value to those who participated in the Portfolios.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Portfolio (“USDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, substantially all of the assets (and at least 80%, measured at the time of purchase) of USDP will be invested in fixed-income securities consisting of the following: (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and related custodial receipts; (2) repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and (3) U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.  The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the USDP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a One-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Three-Month U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) discusses the Portfolio’s performance and positioning for the six-month period ended February 28, 2023 (the “Reporting Period”).

Q. How did the Portfolio perform during the Reporting Period?

For the Reporting Period, the cumulative total return of USDP TCU Shares was 0.68% versus a 1.76% cumulative total return of the Portfolio’s benchmark, the ICE BofAML Three-Month U.S. Treasury Bill Index (the “Index”). The NAV per share at the end of the Reporting Period was $9.11, versus $9.21 on August 31, 2022.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 28, 2023 heavy redemption activity forced the Portfolio to take a more defensive position by increasing cash held in the Portfolio, which hampered performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As discussed above, the Portfolio faced heavy redemption activity as institutions sought liquidity. As a result, the Portfolio was forced to sell securities during a time of illiquidity in the market.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

At the end of the period the Portfolio’s duration was 0.39% compared to 0.24% for the index. The increase in the cash allocation put more of the Portfolio’s duration on the front-end of the curve and closer to that of the index.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

Due to heavy redemption activity the Portfolio’s allocation to cash increased from 4% to 58%.

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2023?

At the end of the Reporting Period, the Portfolio’s largest allocations was cash, which the Index has no allocation to since the Index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2023*

August 31, 2022*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2023*

August 31, 2022*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a target duration that is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the Reporting Period was -2.11% for the TCU shares, versus a -0.97% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index (Including Transaction Costs) (the “Index”). The Portfolio’s NAV per share closed the Reporting Period at $8.88, versus $9.22 on August 31, 2022.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Heavy redemption activity forced the Portfolio to take a more defensive position by selling securities and holding a higher level of cash. These sales came at a time of market illiquidity, generally resulting in sale prices lower than those given by the pricing services. As a result of the repositioning, the Portfolio’s duration fell relative to the benchmark, which benefited relative performance given the impact of higher benchmark yields over the Reporting Period.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

Selling assets and converting most of the Portfolio to cash affected expected returns for the Portfolio relative to the Portfolio strategy.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

In order to meet redemption requests, the Portfolio’s allocation to cash significantly increased and as a result, the duration drifted lower than the benchmark. Benchmark yields were higher over the Reporting Period, which boosted Portfolio performance relative to the benchmark.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

Yes, due to redemptions the Portfolio’s allocation to cash increased from 0% to 75%.

Q. How was the Portfolio positioned at the end of February 2023?

At the end of the Reporting Period, the Portfolio’s largest allocation was cash at 75%, which the Index has no allocation to since the index is made up only of US Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2023*

August 31, 2022*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2023*

August 31, 2022*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – February 28, 2023 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 40.79%
	Federal Home Loan Mortgage
	Corporation REMIC – 6.39%
$1,540,479	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	5.088%, 04/15/46 (a)	$1,513,095
2,099,653	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	4.938%, 12/15/47 (a)	2,040,222
2,387,629	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	5.038%, 04/15/49 (a)(b)	2,338,541
5,718,168	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	5.017%, 07/25/49 (a)	5,566,802
3,036,090	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	5.067%, 09/25/49 (a)	2,964,393
3,104,744	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	5.067%, 06/25/50 (a)(b)	3,055,328
1,006,016	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	5.017%, 06/25/50 (a)	981,303
		18,459,684
	Federal National Mortgage
	Association REMIC – 12.23%
1,595,395	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	5.167%, 09/25/43 (a)	1,573,708
3,992,895	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	5.067%, 06/25/49 (a)(b)	3,910,037
4,143,350	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	5.087%, 07/25/49 (a)	4,053,548
1,045,895	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	5.067%, 07/25/49 (a)	1,023,884
4,580,828	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	5.067%, 09/25/49 (a)(b)	4,472,390
3,195,594	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	5.117%, 11/25/49 (a)(b)	3,119,247
2,116,317	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	5.067%, 03/25/50 (a)(b)	2,058,511
5,557,976	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	5.117%, 05/25/50 (a)(b)	5,440,399
7,045,717	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	5.067%, 06/25/50 (a)	6,863,367
$2,920,786	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	5.017%, 12/25/57 (a)	2,821,201
		35,336,292
	Government National Mortgage
	Association – 22.17%
3,456,672	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	1.785%, 04/20/44 (a)	3,310,479
2,230,774	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	2.248%, 03/20/69 (a)	2,175,236
2,238,617	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	2.923%, 05/20/69 (a)	2,201,241
2,780,053	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	3.583%, 09/20/69 (a)	2,731,909
3,048,034	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	3.560%, 10/20/69 (a)	2,993,520
3,048,670	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	5.142%, 10/20/69 (a)	2,990,591
5,443,999	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	5.042%, 11/20/69 (a)	5,327,466
3,999,586	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	4.412%, 07/20/70 (a)	3,934,178
2,628,237	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	4.493%, 09/20/70 (a)	2,636,313
8,748,570	Series 2021-H04, Class FD
	30-Day Average SOFR + 1.150%
	4.411%, 12/20/70 (a)	8,779,485
6,415,487	Series 2021-H03, Class FJ
	30-Day Average SOFR + 1.150%
	3.548%, 02/20/71 (a)	6,392,450
20,052,799	Series 2021-H08, Class NF
	30-Day Average SOFR + 1.500%
	5.926%, 04/20/71 (a)	20,563,193
		64,036,061
	Total Collateralized
	Mortgage Obligations	117,832,037
	(Cost $120,879,362)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2023 (Unaudited)

Par Value		Value

AGENCY DEBENTURES – 0.35%
	Other Agency Debentures – 0.35%
$1,000,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	5.201%, 11/01/24 (a)(d)(e)	$1,000,000
	Total Agency Debentures	1,000,000
	(Cost $1,000,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 0.71%
	FHLMC, Multifamily Structured
	Pass Through Certificates – 0.71%
370,214	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	4.934%, 02/25/24 (a)(c)	369,501
248,432	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	4.964%, 07/25/24 (a)(c)	247,859
43,001	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	4.944%, 03/25/27 (a)(c)	42,710
419,986	Series K-F86, Class AS
	30-Day Average SOFR + 0.320%
	4.631%, 08/25/27 (a)(c)	416,087
984,397	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	4.974%, 07/25/28 (a)(c)	977,210
	Total U.S. Government-Backed
	Obligations	2,053,367
	(Cost $2,066,031)

REPURCHASE AGREEMENTS – 58.35%
168,500,000	INT FCStone Financial, Inc., 4.700%,
	Dated 02/28/2023, matures 03/01/2023,
	repurchase price $168,521,999
	(collateralized by $386,377,630 par amount of
	Government Agencies, GNMA, FNMA, FHLMC,
	and United States Treasury securities of 0.000%
	to 8.000% due 03/25/2023 to 04/20/2071,
	total market value $171,739,090)	168,500,000
	Total Repurchase Agreements	168,500,000
	(Cost $168,500,000)

	Total Investments – 100.20%	289,385,404
	(Cost $292,445,393)

	Net Other Assets
	and Liabilities – (0.20)%	(588,032)
	Net Assets – 100.00%	$288,797,372

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2023. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Structured collateral.
(d)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2023, this security amounted to $1,000,000 or 0.35% of net assets. Investment categorized as a significant unobservable input (Level 3).

(e)	Illiquid security. The total market value of this security was $1,000,000, representing 0.35% of net assets.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments February 28, 2023 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.27%
	Government National
	Mortgage Association – 9.27%
$4,358,981	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.779%, 06/20/68 (a)	$4,249,805
5,247,775	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.855%, 06/20/68 (a)	5,141,233
3,212,295	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	3.713%, 05/20/70 (a)	3,172,309
	Total Collateralized
	Mortgage Obligations	12,563,347
	(Cost $12,815,840)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 1.04%
	FHLMC, Multifamily Structured
	Pass Through Certificates – 0.88%
370,214	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	4.934%, 02/25/24 (a)(b)	369,501
849,892	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	818,949
		1,188,450
	FNMA – 0.16%
219,974	Series 2013-M6, Class 2A
	2.588%, 03/25/23 (a)	219,243
	Total U.S. Government-Backed
	Obligations	1,407,693
	(Cost $1,446,273)

U.S. TREASURY OBLIGATIONS – 14.66%
	United States
	Treasury Note/Bond – 14.66%
20,000,000	4.500%, 11/30/24	19,853,906
	Total U.S. Treasury Obligations	19,853,906
	(Cost $20,086,791)

REPURCHASE AGREEMENTS – 74.93%
101,500,000	INT FCStone Financial, Inc., 4.700%,
	Dated 02/28/2023, matures 03/01/2023,
	repurchase price $101,513,251
	(collateralized by $195,830,490 par amount of
	Government Agencies, GNMA, FNMA, and
	FHLMC securities of 1.500% to 7.000%
	due 07/25/2023 to 01/20/2073,
	total market value $103,900,322)	101,500,000
	Total Repurchase Agreements	101,500,000
	(Cost $101,500,000)

REGISTERED INVESTMENT COMPANY – 0.21%
$286,422	First American Government
	Obligations Fund – Class X
	4.374%, 12/01/31 (d)	286,422
	Total Registered
	Investment Company	286,422
	(Cost $286,422)

	Total Investments – 100.11%	135,611,368
	(Cost $136,135,326)

	Net Other Assets
	and Liabilities – (0.11)%	(152,103)
	Net Assets – 100.00%	$135,459,265

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2023. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Structured collateral.
(c)	The security has Sequential collateral.
(d)	Seven day yield as of February 28, 2023.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
February 28, 2023 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
ASSETS
INVESTMENTS:
Investments and repurchase agreements at cost	$292,445,393	$136,135,326
Investments at value	$120,885,404	$34,111,368
Repurchase agreements at value	168,500,000	101,500,000
Total investments and repurchase agreements at value	289,385,404	135,611,368
Cash	332,251	99,805

RECEIVABLES:
Interest	153,227	252,493
Other assets	15,978	9,316
Total Assets	289,886,860	135,972,982

LIABILITIES:
PAYABLES:
Dividends	902,360	396,778
Advisory fees	32,551	15,422
Administration fees	11,965	5,508
Distribution fees	2,225	1,194
Trustees’ fees	825	—
Accrued expenses	139,562	94,815
Total Liabilities	1,089,488	513,717
NET ASSETS	$288,797,372	$135,459,265

NET ASSETS CONSIST OF:
Paid-in capital	$332,312,356	$209,087,259
Accumulated deficit	(43,514,984)	(73,627,994)
NET ASSETS	$288,797,372	$135,459,265

TCU Shares:
Net assets	$192,020,300	$83,605,335
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	21,075,866	9,416,370
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.11	$8.88

Investor Shares:
Net assets	$96,777,072	$51,853,930
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	10,623,769	5,836,775
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.11	$8.88

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Six Months Ended February 28, 2023 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest	$6,843,731	$3,250,629

EXPENSES:
Advisory fees	270,732	148,123
Interest expense	119,803	112,238
Legal fees	107,798	58,257
Administration fees	103,077	53,763
Trustees’ fees	93,419	53,091
Accounting fees	82,993	54,557
Compliance fees	40,384	21,700
Transfer agent fees	31,590	26,624
Custody fees	16,885	12,806
Distribution and Service (12b-1) Fees on Investor Shares	14,737	8,573
Audit and tax fees	12,429	12,429
Registration fees	8,625	7,586
Printing fees	2,849	1,013
Other expenses	61,508	28,514
Net operating expenses	966,829	599,274
Net Investment Income	5,876,902	2,651,355

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(12,174,157)	(33,383,569)
Net change in unrealized appreciation (depreciation) of:
Investments	7,975,618	21,674,131
Net Realized and Unrealized Loss on Investments	(4,198,539)	(11,709,438)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,678,363	$(9,058,083)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Ultra-Short Duration Portfolio		Short Duration Portfolio
	Six Months Ended		Six Months Ended
	February 28, 2023	Year Ended	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022	(Unaudited)	August 31, 2022
Investment Activities:
Operations:
Net investment income	$5,876,902	$541,450	$2,651,355	$5,165,686
Net realized loss on investment transactions	(12,174,157)	(9,669,436)	(33,383,569)	(29,890,222)
Net change in unrealized
appreciation (depreciation) of investments	7,975,618	(17,006,407)	21,674,131	(29,506,643)
Net increase (decrease) in net assets
resulting from operations	1,678,363	(26,134,393)	(9,058,083)	(54,231,179)

Distributions to Shareholders:
Dividends and distributions to shareholders
TCU Shares	(5,187,951)	(3,643,894)	(2,277,176)	(5,244,302)
Investor Shares	(1,721,452)	(2,478,607)	(891,056)	(2,080,511)
Total distributions	(6,909,403)	(6,122,501)	(3,168,232)	(7,324,813)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	—	35,500,000	—	283,849,220
Reinvestment of dividends and distributions	269,673	1,769,335	57,874	2,436,377
Cost of shares repurchased	(271,003,952)	(1,031,267,632)	(263,041,568)	(691,021,045)
Investor Shares:
Proceeds from sale of shares	—	144,591,517	—	30,000,000
Reinvestment of dividends and distributions	299,475	1,395,841	141,486	879,078
Cost of shares repurchased	(7,195,343)	(1,893,224,048)	(21,243,723)	(634,667,236)
Net decrease in net assets
resulting from shares transactions	(277,630,147)	(2,741,234,987)	(284,085,931)	(1,008,523,606)
Net change in net assets	(282,861,187)	(2,773,491,881)	(296,312,246)	(1,070,079,598)

Net Assets:
Beginning of period	571,658,559	3,345,150,440	431,771,511	1,501,851,109
End of period	$288,797,372	$571,658,559	$135,459,265	$431,771,511

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	—	3,765,707	—	29,882,023
Reinvestment of dividends and distributions	29,599	188,484	6,489	256,933
Shares repurchased	(29,647,676)	(110,225,827)	(29,203,075)	(73,109,677)
Total TCU Share Transactions	(29,618,077)	(106,271,636)	(29,196,586)	(42,970,721)
Investor Shares:
Shares sold	—	15,361,849	—	3,058,104
Reinvestment of dividends and distributions	32,877	148,593	15,882	90,825
Shares repurchased	(787,578)	(201,967,137)	(2,368,564)	(66,079,781)
Total Investor Share Transactions	(754,701)	(186,456,695)	(2,352,682)	(62,930,852)
Net decrease in shares outstanding	(30,372,778)	(292,728,331)	(31,549,268)	(105,901,573)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,
	2023		Years Ended August 31,
	(Unaudited)		2022	2021	2020		2019		2018
Net Asset Value,
Beginning of period	$9.21		$9.43	$9.42	$9.38		$9.40		$9.47
Income from Investment Operations:
Net investment income(a)(b)	0.13		0.00 (c)	0.02	0.13		0.22		0.14
Net realized and unrealized gain
(loss) on investment transactions	(0.07)		(0.18)	0.02	0.05		(0.01)		(0.06)
Total income from
investment operations	0.06		(0.18)	0.04	0.18		0.21		0.08
Less Distributions from:
Investment income(b)	(0.16)		(0.04)	(0.03)	(0.14)		(0.23)		(0.15)
Total Distributions	(0.16)		(0.04)	(0.03)	(0.14)		(0.23)		(0.15)
Net Asset Value,
End of period	$9.11		$9.21	$9.43	$9.42		$9.38		$9.40
Total Return(d)	0.68	%(e)	-1.93%	0.44%	1.99%		2.22%		0.89%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$192,020		$466,894	$1,479,989	$748,181		$427,038		$360,130
Ratios to average net assets:
Expenses net of expense reductions	0.46	%(f)	0.20%	0.20%	0.26	%(g)	0.32	%(g)	0.40	%(g)
Expenses before expense reductions	0.46	%(f)	0.20%	0.20%	0.26%		0.33%		0.41%
Net investment income net
of expense reductions	2.81	%(f)	0.04%	0.26%	1.39	%(g)	2.37	%(g)	1.52	%(g)
Net investment income
before expense reductions	2.81	%(f)	0.04%	0.26%	1.39%		2.36%		1.51%
Portfolio Turnover Rate	0	%(e)	3%	26%	25%		60%		157%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Amount is between $(0.005) and 0.005.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.
(g)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,
	2023		Years Ended August 31,
	(Unaudited)		2022	2021	2020		2019		2018
Net Asset Value,
Beginning of period	$9.21		$9.43	$9.42	$9.38		$9.40		$9.47
Income from Investment Operations:
Net investment income(a)(b)	0.14		0.00 (c)	0.02	0.09		0.22		0.14
Net realized and unrealized gain
(loss) on investment transactions	(0.08)		(0.18)	0.02	0.09		(0.02)		(0.06)
Total income from
investment operations	0.06		(0.18)	0.04	0.18		0.20		0.08
Less Distributions from:
Investment income(b)	(0.16)		(0.04)	(0.03)	(0.14)		(0.22)		(0.15)
Total Distributions	(0.16)		(0.04)	(0.03)	(0.14)		(0.22)		(0.15)
Net Asset Value,
End of period	$9.11		$9.21	$9.43	$9.42		$9.38		$9.40
Total Return(d)	0.66	%(e)	-1.96%	0.41%	1.96%		2.19%		0.86%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$96,777		$104,765	$1,865,162	$889,240		$54,160		$14,192
Ratios to average net assets:
Expenses net of expense reductions	0.49	%(f)	0.23%	0.23%	0.28	%(g)	0.34	%(g)	0.43	%(g)
Expenses before expense reductions	0.49	%(f)	0.23%	0.23%	0.28%		0.35%		0.44%
Net investment income net
of expense reductions	2.99	%(f)	0.01%	0.23%	0.94	%(g)	2.40	%(g)	1.48	%(g)
Net investment income
before expense reductions	2.99	%(f)	0.01%	0.23%	0.94%		2.39%		1.47%
Portfolio Turnover Rate	0	%(e)	3%	26%	25%		60%		157%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Amount is between $(0.005) and 0.005.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.
(g)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,
	2023		Years Ended August 31,
	(Unaudited)		2022	2021	2020		2019		2018
Net Asset Value,
Beginning of period	$9.22		$9.83	$9.91	$9.75		$9.51		$9.67
Income from Investment Operations:
Net investment income(a)(b)	0.11		0.05	0.03	0.17		0.23		0.16
Net realized and unrealized gain
(loss) on investment transactions	(0.30)		(0.58)	(0.04)	0.19		0.25		(0.15)
Total income from
investment operations	(0.19)		(0.53)	(0.01)	0.36		0.48		0.01
Less Distributions from:
Investment income(b)	(0.15)		(0.08)	(0.07)	(0.20)		(0.24)		(0.17)
Total Distributions	(0.15)		(0.08)	(0.07)	(0.20)		(0.24)		(0.17)
Net Asset Value,
End of period	$8.88		$9.22	$9.83	$9.91		$9.75		$9.51
Total Return(c)	-2.11	%(d)	-5.40%	-0.13%	3.76%		5.15%		0.06%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$83,605		$356,187	$802,363	$590,322		$400,537		$380,063
Ratios to average net assets:
Expenses net of expense reductions	0.54	%(e)	0.23%	0.21%	0.27	%(f)	0.32	%(f)	0.39	%(f)
Expenses before expense reductions	0.54	%(e)	0.23%	0.21%	0.27%		0.33%		0.40%
Net investment income net
of expense reductions	2.42	%(e)	0.50%	0.34%	1.71	%(f)	2.42	%(f)	1.65	%(f)
Net investment income
before expense reductions	2.42	%(e)	0.50%	0.34%	1.71%		2.41%		1.64%
Portfolio Turnover Rate	57	%(d)	266%	311%	112%		80%		196%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,
	2023		Years Ended August 31,
	(Unaudited)		2022	2021	2020		2019		2018
Net Asset Value,
Beginning of period	$9.23		$9.84	$9.91	$9.75		$9.51		$9.67
Income from Investment Operations:
Net investment income(a)(b)	0.11		0.04	0.03	0.12		0.22		0.15
Net realized and unrealized gain
(loss) on investment transactions	(0.32)		(0.57)	(0.04)	0.24		0.26		(0.15)
Total income from
investment operations	(0.21)		(0.53)	(0.01)	0.36		0.48		0.00
Less Distributions from:
Investment income(b)	(0.14)		(0.08)	(0.06)	(0.20)		(0.24)		(0.16)
Total Distributions	(0.14)		(0.08)	(0.06)	(0.20)		(0.24)		(0.16)
Net Asset Value,
End of period	$8.88		$9.23	$9.84	$9.91		$9.75		$9.51
Total Return(c)	-2.23	%(d)	-5.42%	-0.06%	3.73%		5.12%		0.03%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$51,854		$75,584	$699,488	$260,351		$1,792		$22,082
Ratios to average net assets:
Expenses net of expense reductions	0.60	%(e)	0.26%	0.24%	0.28	%(f)	0.35	%(f)	0.42	%(f)
Expenses before expense reductions	0.60	%(e)	0.26%	0.24%	0.28%		0.36%		0.43%
Net investment income net
of expense reductions	2.59	%(e)	0.47%	0.27%	1.23	%(f)	2.27	%(f)	1.62	%(f)
Net investment income
before expense reductions	2.59	%(e)	0.47%	0.27%	1.23%		2.26%		1.61%
Portfolio Turnover Rate	57	%(d)	266%	311%	112%		80%		196%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of three diversified portfolios. This shareholder report relates to the Trust’s Ultra-Short Duration Portfolio and Short Duration Portfolio (together, the “Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust (the “Board”).

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2023 is as follows:

	Ultra-Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2023	Price	Inputs	Inputs
Assets:
Collateralized
Mortgage
Obligations	$117,832,037	$—	$117,832,037	$—
Agency
Debentures	1,000,000	—	—	1,000,000
U.S. Government-
Backed
Obligations	2,053,367	—	2,053,367	—
Repurchase
Agreements	168,500,000	—	168,500,000	—
	$289,385,404	$—	$288,385,404	$1,000,000

	Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2023	Price	Inputs	Inputs
Assets:
Collateralized
Mortgage
Obligations	$12,563,347	$—	$12,563,347	$—
U.S. Government-
Backed
Obligations	1,407,693	—	1,407,693	—
U.S. Treasury
Obligations	19,853,906	—	19,853,906	—
Repurchase
Agreements	101,500,000	—	101,500,000	—
Registered
Investment
Company	286,422	286,422	—	—
	$135,611,368	$286,422	$135,324,946	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2023:

Ultra-Short
Duration Portfolio
Fair Value, as of
August 31, 2022	$1,250,000
Gross sales	(250,000)
Fair Value, as of
February 28, 2023	$1,000,000

Factors considered in determining the fair value of investments designated as Level 3 include anticipated cash flows and credit characteristics.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security.

C. Distribution to Shareholders
Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations
Net investment income earned, other than class-specific expenses, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s settled capital share activity of the respective class). Class-specific expenses are charged directly to the class incurring the expense.  Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

F. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments, which may adversely affect the Portfolios’ performance.

G. Federal Taxes
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of August 31, 2022, were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Total Cost of Investments
on Tax Basis	$582,630,399	$519,283,373
Gross Unrealized
Appreciation on
Investments	$90,472	$660,081
Gross Unrealized
Depreciation on
Investments	(11,139,532)	(22,876,593)
Net Unrealized
Appreciation (Depreciation)
on Investments	$(11,049,060)	$(22,216,512)

H. Expenses
Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

I. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction.  Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2023. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2023.

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio. The Portfolios did not engage in reverse repurchase transactions during the six months ended February 28, 2023.

J. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). Effective August 19, 2022, certain when-issued securities held by the Portfolios will be subject to the SEC’s regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

K. Mortgage Dollar Rolls
The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an amended and restated advisory agreement (the “Advisory Agreement”) that was approved by the Board and shareholders of each Portfolio and took effect on January 31, 2021. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board.

As compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate*
Ultra-Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion
Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion

*	Contractual rate effective January 31, 2021 is based on the average daily net assets of each Portfolio.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration	0.05%
Short Duration	0.05%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolios pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $300 million	0.030%
from $300 to $600 million	0.025%
from $600 million to $2 billion	0.020%
in excess of $2 billion	0.0175%
________

(1)	Each Portfolio is subject to a minimum annual base fee of $75,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolios.  CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2023.

Fund Services also serves as the fund accountant and transfer agent to the Portfolios. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolios’ custodian.

From April 11, 2011 through April 2, 2020, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees.

From April 11, 2011 through April 2, 2020, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees.

From April 11, 2011 through April 2, 2020, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2023, the Ultra-Short Duration Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $14,737 and $8,573, respectively.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2023 were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Purchases of U.S.
Government and
agency obligations	$232,268	$108,256,648
Purchases (excluding
U.S. Government and
agency obligations)	0	0
Sales or maturities of
U.S. Government and
agency obligations	424,599,375	450,349,622
Sales or maturities
(excluding U.S.
Government and
agency obligations)	250,000	40,593,266

Note 5.  Bank Borrowings

On March 24, 2022, each of the Portfolios entered into an uncommitted line of credit (the “Credit Facility”) with U.S. Bank. The Credit Facility provides for a $500,000,000 uncommitted, secured 364-day umbrella line of credit for the Ultra Short Duration Portfolio, the Short Duration Portfolio and the Enhanced Income Intermediate Duration Credit Portfolio effective November 7, 2022. The annual interest rate charged on borrowings under the Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%.

During the six months ended February 28, 2023, the Ultra-Short Duration Portfolio had borrowings under the Credit Facility on 71 days, with an average borrowing and interest rate on those days of $10,343,155 and 6.04%, respectively. Interest expense of $119,803 incurred during the period is included on the Statement of Operations. The balance as of November 16, 2022 of $34,815,000 was the maximum amount of borrowings outstanding during the six months ended February 28, 2023.

During the six months ended February 28, 2023, the Short Duration Portfolio had borrowings under the Credit Facility on 33 days, with an average borrowing and interest rate on those days of $21,421,091 and 5.70%, respectively. Interest expense of $112,238 incurred during the period is included on the Statement of Operations. The balance as of September 27, 2022 of $97,790,000 was the maximum amount of borrowings outstanding during the six months ended February 28, 2023.

Note 6. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2022 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$6,122,501	$7,324,813
Long Term Capital Gains	—	—
Total taxable distributions	$6,122,501	$7,324,813

The tax character of distributions paid for the fiscal year ended August 31, 2021 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$7,904,152	$7,651,554
Long Term Capital Gains	—	—
Total taxable distributions	$7,904,152	$7,651,554

As of August 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Undistributed ordinary
income—net	$1,244,003	$787,210
Total undistributed
earnings	$1,244,003	$787,210
Capital loss
carryforward(1)	(27,841,666)	(39,532,025)
Timing differences
(dividends payable)	(637,221)	(440,352)
Unrealized
gains/(losses)—net	(11,049,060)	(22,216,512)
Total accumulated
gains/(losses)—net	$(38,283,944)	$(61,401,679)
________

(1)	The amount for each capital loss carryforward is indicated below.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued

after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss.

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
No Expiration –
Long Term	$17,176,774	$8,318,557
No Expiration –
Short Term	10,664,892	31,213,468

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2022, the Portfolios did not defer any late year losses.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards. There were no reclassifications during the year ended August 31, 2022.

Note 7. Credit and Concentration Risk

The Portfolios’ investments are subject to credit risk, the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in collateralized mortgage obligations (“CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 8. Regulatory Updates

Rule 18f-4 under the 1940 Act, which went into effect on August 19, 2022, governs the use of derivatives by registered investment companies.  Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Portfolios are required to comply with Rule 18f-4 and have adopted procedures for investing in derivatives and other transactions (including when-issued securities) in compliance with Rule 18f-4.  Rule 18f-4 may require the Portfolios to observe more stringent requirements than were previously imposed by the 1940 Act, which could adversely affect the ability of the Portfolios to engage in certain derivatives and related transactions and/or increase the costs of such derivatives and related transactions, which could adversely affect the Portfolios’ performance and increase the costs related to the Portfolios’ use of derivatives and related instruments.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”)

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  Effective September 8, 2022, the Portfolios adopted valuation procedures consistent with Rule 2a-5.

Note 9. Subsequent Events

On March 8, 2023, the Board of Trustees of the Trust approved a plan of liquidation and termination for the Portfolios. On or about May 9, 2023 (the “Liquidation Date”), the Portfolios will be liquidated by distributing to investors holding shares of each Portfolio on the Liquidation Date their pro rata share of the proceeds in cash and all of the outstanding shares of each Portfolio will be redeemed. Absent other instructions, the cash proceeds will be distributed by wire to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. As disclosed in the Prospectus, the Portfolios are permitted to depart from its principal investment strategy by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. During this time, the Portfolios may not achieve its investment objective.

Until the Liquidation Date, investors may redeem their shares in the manner set forth in the Portfolios’ current Prospectus.

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code and all rules and regulations thereunder, they will be exempt from federal income taxation on either a redemption or on receipt of a liquidating distribution.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2022, the Portfolios had no long-term capital gain distributions.

Expenses – Six Months Ended February 28, 2023

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short Duration Portfolio				Short Duration Portfolio
				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
	9/1/22	2/28/23		2/28/23*	9/1/22	2/28/23		2/28/23*
TCU Shares
Actual	$1,000.00	$1,006.80		$2.29	$1,000.00	$978.90		$2.65
Hypothetical 5% Return	1,000.00	1,022.51	+	2.31	1,000.00	1,022.12	+	2.71

Investor Shares
Actual	1,000.00	1,006.60		2.44	1,000.00	977.70		2.94
Hypothetical 5% Return	1,000.00	1,022.36	+	2.46	1,000.00	1,021.82	+	3.01
______________

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.46% and 0.54% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.49% and 0.60% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST FOR CREDIT UNIONS
Statement Regarding Basis for Approval of the Continuation of the Advisory Agreement

The Trustees oversee the management of Trust for Credit Unions (the “Trust”), and review the investment performance and expenses of each of the Short Duration Portfolio and the Ultra-Short Duration Portfolio (each, a “Portfolio” and together, the “Portfolios”) at quarterly meetings held during the Portfolios’ fiscal year.  In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) with ALM First Financial Advisors, LLC (the “Investment Adviser”) for the Portfolios.

The continuation of the Advisory Agreement was most recently unanimously approved by the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on January 12, 2023 (the “Annual Contract Meeting”).  The Independent Trustees also met telephonically with Trust counsel and Independent Trustee Counsel on January 5, 2023 to review the material provided by the Investment Adviser with respect to the continuation of the Advisory Agreement and to request further information.

At the Annual Contract Meeting the Trustees reviewed matters that included:  (a) the Portfolios’ investment advisory fee arrangements; (b) the Portfolios’ investment performance; (c) the quality of the Investment Adviser’s services; (d) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (e) the Investment Adviser’s financial resources; (f) the terms of the Advisory Agreement; (g) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment advisory agreements; and (h) the Investment Adviser’s U.S. fixed income investment philosophy and process, credit research process, compliance policies and procedures, trade aggregation and allocation policies and employee trading practices; and the overall benefits realized by the Portfolios from their relationship with the Investment Adviser.  At the Annual Contract Meeting, the Trustees also considered the expenses paid by the Portfolios and the Portfolios’ expense trends over time.

In connection with the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by fund counsel and independent legal counsel regarding their responsibilities under applicable law.  During the course of their deliberations, the Independent Trustees met in executive session without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge of the Investment Adviser’s services and the Portfolios resulting from their meetings and other interactions throughout the year with the Investment Adviser.  At those meetings the Trustees received materials relating to the Investment Adviser’s investment management services under the Advisory Agreement, including: (a) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios invest; (c) compliance reports; and (d) expenses borne by the Portfolios.

In connection with their approval of the continuation of the Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision.  As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. The Trustees concluded that the Investment Adviser had sufficient resources to provide services to the Trust; that the Investment Adviser’s services had been acceptable; and that the Investment Adviser had been responsive to requests made by the Trustees and to regulatory and industry changes.

Information on the Portfolios’ investment performance was provided for the quarter to date, year to date, one-, three-, five- and ten-year periods ended October 31, 2022.  The Trustees placed particular emphasis in their review of the Portfolios’ performance over the shorter periods of time, as the Investment Adviser began managing the Portfolios in April of 2017.  The Trustees considered the Portfolios’ investment performance in light of their performance benchmarks and the performance of other unaffiliated mutual funds, the investment objectives and credit parameters applicable to the Portfolios and the current economic environment.  The Trustees also noted in their review that the Ultra-Short Duration Portfolio had changed its investment strategy and benchmark effective December 31, 2018.  The Trustees reviewed the Investment Adviser’s discussions of the Portfolios’ performance and the reasons therefor, including the significant redemption activity over the previous year and discussed how the investment performance of each of the Portfolios compared to their respective benchmarks and such other unaffiliated mutual funds, in light of all relevant circumstances.  The Trustees determined to continue to monitor the Portfolios’ performance and asset levels and discuss with the Investment Adviser its ability to successfully implement the Portfolios’ investment programs should assets levels continue to decrease.

TRUST FOR CREDIT UNIONS
Statement Regarding Basis for Approval of Advisory Agreement (continued)

The Trustees also considered the contractual fee rates payable by the Portfolios under the Advisory Agreement.  In this regard, information on the fees paid by the Portfolios and the Portfolios’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for other unaffiliated mutual funds.  Most of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by the Trust’s administrative services provider using data provided by Broadridge, LLC (“Broadridge”), a third-party consultant selected by management of the Trust.  The Trustees found the peer group and category universe comparisons to be helpful in their deliberations.

The Trustees also reviewed analyses prepared with Broadridge data of the expense rankings of the Portfolios.  The analyses provided a comparison of the Portfolios’ management fees to relevant expense groups and expense universes; and expense analyses which compared each Portfolio’s expenses to an expense group and expense universe.  The Trustees noted that, while the Broadridge data showed that each Portfolio continued to be competitive with peer funds, the recent declines in the assets of the Portfolios had caused the expense ratios to increase over the course of 2022.

In addition, the Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of these economies.  In this regard, the Trustees considered the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and the profits realized by it, and information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds.  In this connection, the Trustees noted that the aggregate investment advisory fee for each of the Portfolios contained breakpoints, resulting in lower advisory fees as asset levels increased.  The Trustees noted that the decline in the Portfolios’ assets over the course of 2022 had impacted Portfolio expenses, but also noted that the Portfolios’ ordinary operating expense ratios were below the expense group medians.  The Trustees agreed that they would continue to monitor the Portfolios’ assets and expenses, and the extent to which the Investment Adviser was able to achieve economies of scale, and would continue to discuss the continuing viability of the Portfolios and the Trust with the Investment Adviser in light of decreasing asset levels.

Another factor the Trustees considered in judging the reasonableness of advisory fees was the Investment Adviser’s estimate of its profits from providing advisory services to the Portfolios.  The Trustees reviewed the Investment Adviser’s methodologies used to allocate its costs in determining profitability, a description of revenue and expense components and the allocation of expenses in the Investment Adviser’s profitability analysis, and schedules showing the Investment Adviser’s revenues, expenses and pre-tax profits in managing the Portfolios.  The Trustees also considered ancillary benefits derived by the Investment Adviser and its affiliates from the Portfolios.

In considering the continuation of the Advisory Agreement, the Trustees did not identify any factor as all-important or all-controlling and instead considered the above listed and other factors collectively in light of the Portfolios’ surrounding circumstances.  The Trustees discussed the decline in the Portfolios’ assets over the course of 2022, and agreed that they would continue to monitor the ongoing viability of each Portfolio and of the Trust as a whole, in light of developments in this area.  Based on this review, it was the judgment of the Trustees that the shareholders of each Portfolio would continue to receive acceptable performance and that the fees under the Advisory Agreement continue to be reasonable. After reviewing the information, the Trustees concluded that the investment advisory fees paid by the Portfolios were fair and reasonable and that the continuation of the Advisory Agreement should be approved.

TRUST FOR CREDIT UNIONS
Liquidity Risk Management Program Review (Unaudited)

The Trust has adopted and implemented a written Liquidity Risk Management Program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended, on behalf of the Portfolios. The Program seeks to assess, manage and review each Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interest in the Portfolio.

The Trust’s Board of Trustees has appointed the Adviser to be the Program administrator (the “Program Administrator”). Among other things, Rule 22e-4 requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio, if any, and any material changes to the Program (the “Report”).

At a meeting held on October 7, 2022, the Board received and reviewed the annual Report of the Program Administrator concerning the operation of the Program for the period from July 1, 2021 to June 30, 2022 (the “Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy of the effectiveness of the implementation of the Program with respect to each Portfolio. There were no material changes to the Program during the Period and the Portfolios were not required to set a HLIM. A line of credit in place for the Portfolios during the period to ensure liquidity needs could be met without selling securities. ALM First Financial Advisors, LLC, the Portfolios’ Liquidity Program Administrator, will also provide notification to the Trust’s Chief Compliance Officer when the illiquid investments are over 8%. The Report concluded that the Program is appropriately designed, implemented and is effectively operating to assess and manage each Portfolio’s liquidity risk within the compliance parameters of Rule 22e-4 during the Reporting Period.

THIS PAGE LEFT INTENTIONALLY BLANK

Trustees
Julie A. Renderos, Chair
Erin M. Mendez, Vice Chair
Lisa Ginter
Stanley Hollen
J. Mark McWatters
James F. Regan
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Andrew E. Seaberg, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

Enhanced Income Intermediate
Duration Credit Portfolio

Semi-Annual Report
February 28, 2023

 The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Enhanced Income Intermediate Duration Credit Portfolio (the “Portfolio”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities, if any, during the most recent 12-month period ended June 30 is available by August 31 of the relevant year: (i) without charge, upon request, by calling the Trust at 1-800-342-5828; and (ii) on the SEC’s website at http://www.sec.gov.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Enhanced Income Intermediate Duration Credit Portfolio is not a money market fund. Investors in the Portfolio should understand that the net asset values of the Portfolio will fluctuate, which may result in a loss of the principal amount invested. The Portfolio’s net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio if held to maturity and not to the value of the Portfolio’s shares. The Portfolio’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust.
Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

On March 10th, our credit union shareholders were notified that the Board of Trustees of Trust for Credit Unions (“TCU”) approved a plan of liquidation and termination for the three Portfolios of the TCU mutual funds. The Portfolios discontinued accepting orders for the purchase of their shares on March 17th. On May 9th, any remaining balances in the funds will be liquidated by distributing to investors holding shares in any of the Portfolios their pro rata share of the proceeds in cash and all of the outstanding shares of the Portfolios will be redeemed.

The decision to close the TCU Portfolios was made in response to multiple external factors, including a fundamental shift in how the Ultra-Short Duration and Short Duration Portfolios were utilized by investors that was driven by recent accounting changes requiring mark-to-market treatment through the income statements, the credit union industry’s significantly tightened liquidity profile, declining asset levels in the Portfolios, direct investor feedback, and the overall market and interest rate environments. Similar to the external factors that led to the suspension and closure of TCU’s Government Money Market Portfolio when the Federal Reserve began paying interest on excess reserves, the Trustees recognize that the environment has changed for our bond Portfolios, impacting the value TCU can deliver to credit union investors.

The TCU Board of Trustees and other TCU business partners, including the 37 leading credit unions that comprise Callahan Credit Union Financial Services, LLLP and serve as the Administrator of TCU, as well as the Investment Advisor, ALM First, are proud of the value TCU has provided to its credit union shareholders over the past 35 years. The TCU Portfolios reached an all-time high of over $5 billion in total assets in April 2021, growing by over $1 billion in a single month as it provided competitive investment options to help credit unions manage excess liquidity. As interest rates began to rise in 2022 and credit unions’ liquidity profile tightened, the TCU Portfolios became an attractive source of liquidity relative to bonds held for Available for Sale with unrealized losses. Throughout even highly unusual market cycles such as those experienced in recent years, TCU has continued to perform as it was designed to, providing flexibility and next-day liquidity for credit unions.

TCU has served as a leading example of the innovation and value that can be delivered through collaboration since its launch in 1988. The 20 credit unions that provided the seed funding for TCU enabled hundreds of credit unions to benefit from the investment resources and expertise provided by the Portfolios. As the first, largest, and longest running family of mutual funds created by and for credit unions, TCU’s legacy is one to be celebrated.

I want to thank the members of the Board of Trustees for their guidance and service over the past 35 years. TCU has been fortunate to work with outstanding business partners over the years that have enthusiastically supported this venture and its work with credit unions. I thank them for their contributions to our success.

Most importantly, thank you to our credit union investors for their support of TCU since 1988. Our investors’ commitment to collaboration allowed TCU to deliver greater value to those who participated in the Portfolios.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

1

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ENHANCED INCOME INTERMEDIATE DURATION CREDIT PORTFOLIO (Unaudited)

February 28, 2023*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

2

TRUST FOR CREDIT UNIONS
Enhanced Income Intermediate Duration Credit Portfolio
Portfolio of Investments – February 28, 2023 (Unaudited)

Par Value		Value

CORPORATE BONDS – 98.67%
	Automobiles – 1.74%
$500,000	Toyota Motor Credit Corp.,
	4.400%, 09/20/24	$494,242
	Banks – 5.15%
1,500,000	Wells Fargo & Co.,
	SOFR + 1.980%
	4.808%, 07/25/28 (a)	1,461,025
	Basic & Diversified Chemicals – 3.46%
1,000,000	DuPont de Nemours, Inc.,
	4.725%, 11/15/28	983,514
	Biotechnology – 3.28%
1,000,000	Amgen, Inc.,
	4.050%, 08/18/29	932,657
	Commercial Vehicles – 2.53%
750,000	Daimler Truck Finance North America LLC,
	3.500%, 04/07/25	719,506
	Computer Hardware & Storage – 3.39%
1,000,000	HP, Inc.,
	4.750%, 01/15/28	962,495
	Defense – 3.36%
1,000,000	Raytheon Technologies Corp.,
	4.125%, 11/16/28	952,587
	Diversified Banks – 23.08%
1,500,000	Bank of America Corp.,
	SOFR + 2.160%
	5.015%, 07/22/33 (a)	1,440,895
1,000,000	Barclays Plc,
	H15T1Y + 2.300%
	5.304%, 08/09/26 (a)(b)	985,857
750,000	BNP Paribas SA,
	SOFR + 2.074%
	2.219%, 06/09/26 (a)(b)	692,642
	Citigroup, Inc.,
1,000,000	SOFR + 1.546%
	5.610%, 09/29/26 (a)	999,908
500,000	SOFR + 1.887%
	4.658%, 05/24/28 (a)	483,575
1,250,000	JPMorgan Chase & Co.,
	SOFR + 1.320%
	4.080%, 04/26/26 (a)	1,214,590
750,000	NatWest Group Plc,
	3 Month LIBOR USD + 1.762%
	4.269%, 03/22/25 (a)(b)	736,297
		6,553,764
	Health Care Supplies – 3.07%
1,000,000	Baxter International, Inc.,
	1.915%, 02/01/27	871,049
	Health Care Supply Chain – 1.61%
468,000	The Cigna Group
	4.500%, 02/25/26	457,319
	Internet Media & Services – 3.16%
1,000,000	Meta Platforms, Inc.,
	3.850%, 08/15/32	897,658
	Information Technology (IT)
	Services – 1.70%
500,000	International Business Machines Corp.,
	4.150%, 07/27/27	483,187
	Institutional Brokerage – 11.10%
1,500,000	The Goldman Sachs Group, Inc.
	SOFR + 1.725%
	4.482%, 08/23/28 (a)	1,437,470
	Morgan Stanley,
1,000,000	SOFR + 0.940%
	2.630%, 02/18/26 (a)	943,157
750,000	SOFR + 2.240%
	6.296%, 10/18/28 (a)	771,274
		3,151,901
	Insurance Brokers & Services – 3.44%
1,000,000	Aon Corp.
	5.000%, 09/12/32	976,908
	Integrated Electric Utilities – 13.63%
1,000,000	DTE Energy Co.,
	4.220%, 11/01/25	978,086
1,000,000	Duke Energy Corp.,
	4.500%, 08/15/32	924,493
1,000,000	Entergy Corp.,
	2.800%, 06/15/30	837,164
	The Southern Co.
200,000	5.150%, 10/06/25	199,185
1,000,000	3.250%, 07/01/26	932,309
		3,871,237
	Large Pharmaceuticals – 2.08%
600,000	Bayer US Finance II LLC,
	3.875%, 12/15/23	591,931
	Life Insurance – 5.10%
	Metropolitan Life Global Funding I,
1,000,000	4.300%, 08/25/29	948,558
500,000	5.050%, 01/06/28	499,587
		1,448,145
	Tobacco – 2.89%
900,000	BAT Capital Corp.,
	3.557%, 08/15/27	819,774
	Video Games – 1.65%
500,000	Activision Blizzard, Inc.,
	3.400%, 06/15/27	468,812
	Wireless Telecommunications Services – 3.25%
1,000,000	Verizon Communications, Inc.,
	4.016%, 12/03/29	922,534
	Total Corporate Bonds	28,020,245
	(Cost $28,457,829)

See accompanying notes to financial statements.
3

TRUST FOR CREDIT UNIONS
Enhanced Income Intermediate Duration Credit Portfolio
Portfolio of Investments (continued) – February 28, 2023 (Unaudited)

Par Value		Value

REGISTERED INVESTMENT COMPANY – 0.72%
$204,390	First American Government
	Obligations Fund – Class X
	4.374%, 12/01/31 (c)	$204,390
	Total Registered Investment Company	204,390
	(Cost $204,390)

	Total Investments – 99.39%	28,224,635
	(Cost $28,662,219)

	Net Other Assets
	and Liabilities – 0.61%	172,770
	Net Assets – 100.00%	$28,397,405

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2023. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2023.

Explanation of Abbreviations and Acronyms:
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.
4

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
February 28, 2023 (Unaudited)

Enhanced Income
Intermediate Duration
Credit Portfolio
ASSETS
INVESTMENTS:
Investments at cost	$28,662,219
Total investments at value	28,224,635

RECEIVABLES:
Interest	239,301
Total Assets	28,463,936

LIABILITIES:
PAYABLES:
Dividends	21,277
Trustees’ fees	3,976
Accrued expenses	41,278
Total Liabilities	66,531
NET ASSETS	$28,397,405

NET ASSETS CONSIST OF:
Paid-in capital	$29,012,724
Accumulated deficit	(615,319)
NET ASSETS	$28,397,405

Investor Shares:
Net assets	$28,397,405
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	2,902,320
Net asset value, offering price and redemption price per share (net assets/shares outstanding)	$9.78

See accompanying notes to financial statements.
5

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Six Months Ended February 28, 2023 (Unaudited)

Enhanced Income
Intermediate Duration
Credit Portfolio
INVESTMENT INCOME:
Interest	$706,844

EXPENSES:
Advisory fees	36,349
Accounting fees	16,908
Legal fees	14,441
Audit and tax fees	8,455
Trustees’ fees	7,456
Administration fees	7,270
Distribution and Service (12b-1) Fees on Investor Shares	7,270
Transfer agent fees	6,880
Registration fees	6,128
Compliance fees	6,000
Custody fees	2,559
Printing fees	973
Interest expense	61
Other expenses	6,093
Total operating expenses	126,843
Advisory fees waived	(36,349)
Administrator fees waived	(7,270)
Distribution and Service (12b-1) Fees on Investor Shares fees waived	(7,270)
Compliance fees waived	(6,000)
Total expense reductions	(56,889)
Net operating expenses	69,954
Net Investment Income	636,890

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(177,735)
Net change in unrealized appreciation (depreciation) of:
Investments	(437,584)
Net Realized and Unrealized Loss on Investments	(615,319)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,571

See accompanying notes to financial statements.
6

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Enhanced Income Intermediate
	Duration Credit Portfolio
	Six Months Ended
	February 28, 2023	Period Ended
	(Unaudited)	August 31, 2022(1)
Investment Activities:
Operations:
Net investment income	$636,890	$—
Net realized loss on investment transactions	(177,735)	—
Net change in unrealized appreciation (depreciation) of investments	(437,584)	—
Net increase in net assets resulting from operations	21,571	—

Distributions to Shareholders:
Dividends and distributions to shareholders
Investor Shares	(636,890)	—
Total distributions	(636,890)	—

From Shares Transactions:
Investor Shares:
Proceeds from sale of shares	30,990,000	10,000
Reinvestment of dividends and distributions	512,724	—
Cost of shares repurchased	(2,500,000)	—
Net increase in net assets resulting from shares transactions	29,002,724	10,000
Net change in net assets	28,387,405	10,000

Net Assets:
Beginning of period	10,000	—
End of period	$28,397,405	$10,000

Other Information:
Summary of Shares Transactions:
Investor Shares:
Shares sold	3,099,000	1,000
Reinvestment of dividends and distributions	52,320	—
Shares repurchased	(250,000)	—
Total Investor Share Transactions	2,901,320	1,000
Net increase in shares outstanding	2,901,320	1,000

(1)	The Portfolio commenced operations on August 31, 2022.

See accompanying notes to financial statements.
7

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Enhanced Income Intermediate
	Duration Credit Portfolio
	Six Months
	Ended
	February 28,
	2023
	(Unaudited)
Net Asset Value,
Beginning of period	$10.00
Income from Investment Operations:
Net investment income(a)(b)	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.22)
Total income from investment operations	(0.01)
Less Distributions from:
Investment income(b)	(0.21)
Total Distributions	(0.21)
Net Asset Value,
End of period	$9.78
Total Return(c)	-0.12	%(d)
Ratios/Supplemental Data:
Net assets at the end of period (in thousands)	$28,397
Ratios to average net assets:
Expenses net of expense reductions	0.48	%(e)(f)
Expenses before expense reductions	0.87	%(e)
Net investment income net of expense reductions	4.38	%(e)(f)
Net investment income before expense reductions	3.99	%(e)
Portfolio Turnover Rate	125	%(d)
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the period, certain fees were waived (see Note 3).

See accompanying notes to financial statements.
8

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of three active portfolios. This shareholder report relates to the Trust’s Enhanced Income Intermediate Duration Credit Portfolio (the “Portfolio”). Shares of the Portfolio are offered for sale principally to state and federally chartered credit unions. The Portfolio seeks to achieve a high level of total return and income. The Portfolio commenced investment operations on August 31, 2022, with one class of shares, Investor Class.

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust (the “Board”).

The Portfolio is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2023 is as follows:

	Enhanced Income Intermediate Duration Credit Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2023	Price	Inputs	Inputs
Assets:
Corporate
Bonds	$28,020,245	$—	$28,020,245	$—
Registered
Investment
Company	204,390	204,390	—	—
	$28,224,635	$204,390	$28,020,245	$—

9

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

The Portfolio did not hold any Level 3 securities as of February 28, 2023.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses will be classified as interest income in the Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security.

C. Distribution to Shareholders
The Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolio declares dividends from net investment income daily and pay such dividends monthly. The Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

E. Federal Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolio. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current period, net amortization is reducing ordinary income available for distribution.

F. Expenses
Expenses incurred by a Portfolio that do not specifically relate to an individual Portfolio of the Trust are generally allocated to the Trust’s Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board deems fair or equitable depending upon the nature of the expenses.

The Portfolio pays compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolio does not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as the investment adviser pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, ALM First manages the Portfolio, subject to the supervision of the Trust’s Board. As compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio’s average daily net assets):

0.25% on the first $100 million;
0.20% on the next $150 million;
0.15% assets above $250 million

During the period following the Portfolio’s launch, ALM First has voluntarily agreed to waive its investment advisory fees fee with respect to the Portfolio. This is a voluntary fee waiver that may be discontinued by ALM First at any time, in its sole discretion.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolio’s administrator pursuant to an Administration Agreement.
10

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolio monthly, at an annual rate of 0.05% calculated as a percentage of the Portfolio’s average daily net assets.

CUFSLP has contractually agreed to waive its entire administration fee for a period of at least one year following the Portfolio’s launch. This waiver may only be terminated before this date by a vote of a majority of the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolio pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolio monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level Contractual Rate(1)

up to $300 million	0.030%
from $300 to $600 million	0.025%
from $600 million to $2 billion	0.020%
in excess of $2 billion	0.0175%

(1)	The Portfolio is subject to a minimum annual base fee of $75,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolio. CFS did not receive any compensation under the Distribution Agreement during the period ended February 28, 2023.

Fund Services also serves as the fund accountant and transfer agent to the Portfolio. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolio’s custodian.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolio. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of the Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of the Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of the Portfolio.

CFS has contractually agreed to waive its entire 12b-1 Plan fee for a period of at least one year following the Portfolio’s launch. This waiver may only be terminated before this date by a vote of a majority of the Board.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2023 were as follows:

Purchases of U.S. Government
and agency obligations	$30,184,194
Purchases
(excluding U.S. Government
and agency obligations)	29,922,951
Sales or maturities of
U.S. Government
and agency obligations	29,994,925
Sales or maturities
(excluding U.S. Government
and agency obligations)	1,566,608

Note 5. Bank Borrowings

On November 7, 2022, the Portfolio, joined into an existing uncommitted line of credit (the “Credit Facility”) that the Ultra-Short Duration Portfolio and the Short Duration Portfolio had with U.S. Bank. The Credit Facility provides for a $500,000,000 uncommitted, secured 364-day umbrella line of credit for the Enhanced Income Intermediate Duration Credit Portfolio, the Ultra-Short Duration Portfolio and the Short Duration Portfolio. The annual interest rate charged on borrowings under the Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%.

During the period from November 7, 2022, through February 28, 2023, the Portfolio had borrowings under the Credit Facility on 1 day, with an average borrowing and interest rate on that day of $314,000 and 7.00%, respectively. Interest expense of $61 incurred during the period is included on the Statement of Operations. The balance as of January 31, 2023 of $314,000 was the maximum amount of borrowings outstanding during the six months ended February 28, 2023.

Note 6. Credit and Concentration Risk

The Portfolio’s investments are subject to credit risk, the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
11

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2023 (Unaudited) (continued)

The Portfolio may invest a portion of its assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage passthrough securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolio may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal repayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 7. Regulatory Updates

Rule 18f-4 under the 1940 Act, which went into effect on August 19, 2022, governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Portfolio is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions (including when-issued securities) in compliance with Rule 18f-4. Rule 18f-4 may require the Portfolio to observe more stringent requirements than were previously imposed by the 1940 Act, which could adversely affect the ability of the Portfolio to engage in certain derivatives and related transactions and/or increase the costs of such derivatives and related transactions, which could adversely affect the Portfolio’s performance and increase the costs related to the Portfolio’s use of derivatives and related instruments.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, the Trust adopted valuation procedures consistent with Rule 2a-5.

Note 8. Subsequent Events

On March 8, 2023, the Board of Trustees of the Trust approved a plan of liquidation and termination for the Portfolio. On or about May 9, 2023 (the “Liquidation Date”), the Portfolio will be liquidated by distributing to investors holding shares of the Portfolio on the Liquidation Date their pro rata share of the proceeds in cash and all of the outstanding shares of the Portfolio will be redeemed. Absent other instructions, the cash proceeds will be distributed by wire to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. As disclosed in the Prospectus, the Portfolio is permitted to depart from its principal investment strategy by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. During this time, the Portfolio may not achieve its investment objective.

Until the Liquidation Date, investors may redeem their shares in the manner set forth in the Portfolio’s current Prospectus.

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended, and all rules and regulations thereunder, they will be exempt from federal income taxation on either a redemption or on receipt of a liquidating distribution.
12

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Expenses – Six Months Ended February 28, 2023

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Enhanced Income Intermediate
	Duration Credit Portfolio
			Expenses
	Beginning	Ending	Paid for the
	Account	Account	6 months
	Value	Value	ended
	9/1/22	2/28/23	2/28/23*
Investor Shares
Actual	$1,000.00	$998.80	$2.38
Hypothetical 5% Return	1,000.00	1,022.41	2.41	+
______________

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.48%.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.
13

Trustees
Julie A. Renderos, Chair
Erin M. Mendez, Vice Chair
Lisa Ginter
Stanley Hollen
J. Mark McWatters
James F. Regan
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Andrew E. Seaberg, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

(b)

NOTICE:

 Important Reports to Shareholders of the Trust for Credit Unions Short
Duration Portfolio and Ultra-Short Duration Portfolio are Now Available Online
and In Print by Request.

The shareholder reports contain important information about your investments, including portfolio holdings and financial statements. We encourage you to view the shareholder reports and other information by visiting:
https://trustcu.com/investment-documents/.

You may request a paper copy of the shareholder reports or other materials available at www.trustcu.com/contact-us or by contacting the Trust at 1-800-237-5678. You will not otherwise receive a paper copy of these materials.

You may elect to receive all future shareholder reports and other communications from your Portfolio(s) electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 1-800-237-5678 to request paper copies of your shareholder reports. You may also elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you are a direct investor, by enrolling at www.trustcu.com/contact-us or calling us at the number above.

NOTICE:

 Important Reports to Shareholders of the Trust for Credit Unions Enhanced
Income Intermediate Duration Credit Portfolio is Now Available Online and In
Print by Request.

The shareholder reports contain important information about your investments, including portfolio holdings and financial statements. We encourage you to view the shareholder reports and other information by visiting:
https://trustcu.com/investment-documents/.

You may request a paper copy of the shareholder reports or other materials available at www.trustcu.com/contact-us or by contacting the Trust at 1-800-237-5678. You will not otherwise receive a paper copy of these materials.

You may elect to receive all future shareholder reports and other communications from your Portfolio(s) electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 1-800-237-5678 to request paper copies of your shareholder reports. You may also elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you are a direct investor, by enrolling at www.trustcu.com/contact-us or calling us at the number above.

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for this reporting period.

(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Credit Unions

By (Signature and Title)*    /s/Jay E. Johnson
 Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date    May 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

* Print the name and title of each signing officer under his or her signature